Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income loss from continuing and discontinued operations [line items]
Earnings (Loss) from discontinued operations, after tax	$ 15	$ 49
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Earnings (Loss) from discontinued operations, after tax	$ 15	$ 49